BUSINESS COMBINATION (Details) (USD $)	1 Months Ended
	Apr. 30, 2013 First installment [Member]	Apr. 30, 2013 Second installment [Member]	Apr. 30, 2013 Bond [Member] First installment [Member]	Apr. 30, 2013 Bond [Member] Second installment [Member]
Business Acquisition [Line Items]
Basisofperformancetarget	Net income for the year ended December 31, 2013	Net income for the year ended December 31, 2014
Target net income			$ 8,806,044	$ 10,567,252
Nominal value of shares			$ 10,950,000	$ 10,950,000
Referencing share price to achieve the nominal value of shares			Average closing price of the Company’s shares during the trading days from October 1 to December 31 2013	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2014